September 8, 2000




Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re: Transamerica Life Insurance Company of New York and Transamerica Life Separate Account VA-5NLNY (File No. 33-71748)

Dear Commissioner:

On behalf of Transamerica Life Insurance Company of New York and Transamerica Life Separate Account VA-5NLNY ("separate account"), incorporated by reference are the semi-annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows:
American Century VP Capital Appreciation, Federated American Leaders Fund II, Federated Fund For U.S. Government Securities II, INVESCO VIF - High Yield Fund, INVESCO VIF - Industrial Income Fund, INVESCO VIF - Total Return Fund, Janus Aspen Growth Portfolio, Lexington Emerging Markets Fund, Schwab Money Market Portfolio, SteinRoe Small Company Growth Fund, Variable Series and Strong Discovery Fund II.

These semi-annual reports are for the period ending June 30, 20000, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

cc:      R. Fink, Esq.

Enclosure


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------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
            Entity                           Fund                  File No.    Date Filed         Accession No.         CIK No.
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
American Century  VP            Capital Appreciation               811-5188     8-31-2000   0000814680-00-000010         814680
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Federated Insurance Series      Federated American Leaders         811-8042     8-21-2000   0000912577-00-000019         912577
                                Fund II/ Federated Fund for
                                U.S. Government Securities II
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
INVESCO VIF                     High Yield/Industrial Income      811-08038     8-28-2000   0000912744-00-000011         912744
                                /Total Return
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Janus Aspen Series              Growth                            811-07736     8-23-2000   0001012709-00-000754         906185
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Lexington Emerging Markets      Lexington Emerging Markets Fund    811-8250     8-31-2000   0000950130-00-004786         916764
Fund, Inc.
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Schwab Annuity Portfolios       Schwab Money Market               811-08314     9-7-2000    0000912057-00-040347         918266
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
SteinRoe Variable Investment    Stein Roe Small Company Growth    811-05199     3-22-2000   0000950146-00-000289         815425
Trust                           Fund, Variable Series
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Strong Discovery Fund II, Inc.  Strong Discovery Fund II           811-6553     9-8-2000    0000950131-00-005226         883644
------------------------------- -------------------------------- ------------- ------------ -------------------------- -----------




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